SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 2, 2016


                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                   ---------------------------------------

                          VARIABLE SEPARATE ACCOUNT

                           Polaris Variable Annuity
                      Polaris Choice II Variable Annuity
                       Polaris Choice III Variable Annuity
                           Polaris II Variable Annuity
                       Polaris Platinum Variable Annuity
                      Polaris Platinum II Variable Annuity
                   Polaris Preferred Solution Variable Annuity

                         VARIABLE ANNUITY ACCOUNT FOUR

                        Anchor Advisor Variable Annuity

                          VARIABLE ANNUITY ACCOUNT SEVEN
               Polaris II A-Class Platinum Series Variable Annuity
                       Polaris II A-Class Variable Annuity


       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
       ----------------------------------------------------------------

                         FS VARIABLE SEPARATE ACCOUNT

                 Polaris Preferred Solution Variable Annuity


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Effective on or about June 30, 2016, the SunAmerica Series Trust "SA Marsico
Focused Growth Portfolio" changed its name to "SA Janus Focused Growth Portfolio," and its investment manager changed from "Marsico Capital Management, LLC" to "Janus Capital Management, LLC." Accordingly, all references in the prospectuses to the "SA Marsico Focused Growth Portfolio" and to its manager, "Marsico Capital Management, LLC" are respectively replaced with the "SA Janus Focused Growth Portfolio" and "Janus Capital Management, LLC."


Underlying Fund:           Managed by:                      Trust   Asset Class
-----------------------    -----------------------------    -----   -----------
SA Janus Focused Growth    Janus Capital Management, LLC    SAST    STOCK





Dated:  June 30, 2016


          Please keep this Supplement with your Prospectus